ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity [Abstract]
Interest Rate Swap, beginning balance			$ 0	$ 0	$ 0	$ (771)
Interest Rate Swap, Change					0	771	0
Interest Rate Swap, ending balance					0	0	(771)
Foreign Currency Translation, beginning balance			(985)	(1,172)	(1,172)	(882)
Foreign Currency Translation, Change	325	(1,104)	699	(239)	187	(290)	490
Foreign Currency Translation, ending balance					(985)	(1,172)	(882)
Total, beginning balance			(985)	(1,172)	(1,172)	(1,653)
Total, Change					187	481
Total, ending balance	$ (286)		$ (286)		$ (985)	$ (1,172)	$ (1,653)